UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-06591
Morgan Stanley Quality Municipal Income Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: October 31, 2008
Date of reporting period: July 31, 2008
TABLE OF CONTENTS

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits
SIGNATURES

Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Quality Municipal Income Trust
Portfolio of Investments July 31, 2008 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE		VALUE
	Tax-Exempt Municipal Bonds (170.0%)
	Alabama (1.2%)
$3,700	University of Alabama, Ser 2004-A (MBIA Insd)	5.25%	07/01/22		$3,860,173

	Alaska (0.9%)
4,000	Northern Tobacco Securitization Corporation, Asset Backed Ser 2006 A	5.00	06/01/46		2,834,440

	Arizona (5.3%)
2,000	Arizona Transportation Board, Highway Refg Ser 2002 A	5.25	07/01/19		2,149,780
3,000	Phoenix Civic Improvement Corporation, Airport Ser 2002 B (AMT) (FGIC Insd)	5.25	07/01/32		2,787,840
3,800	Phoenix Civic Improvement Corporation, Jr Lien Water Ser 2002 (FGIC Insd)	5.00	07/01/26		3,844,270
6,000	Salt River Project Agricultural Improvement & Power District, 2002 Ser B (a)	5.00	01/01/31		6,089,550
2,000	Surprise Municipal Property Corporation Ser 2007	4.90	04/01/32		1,734,340

					16,605,780

	California (30.3%)
2,000	California Health Facilities Financing Authority, Cedars-Sinai Medical Center Ser 2005	5.00	11/15/34		1,890,880
2,000	California Health Facilities Financing Authority, Kaiser Permanente Ser 2006 A	5.25	04/01/39		1,892,220
3,000	California Infrastructure & Economic Development Bank, The Scripps Research Institute Ser 2005 A	5.00	07/01/29		3,038,370
5,000	California Infrastructure & Economic Development Bank, The Scripps Research Institute Ser 2005 A (a)	5.00	01/01/28	(b)	5,338,000
6,000	California Pollution Control Financing Authority, Keller Canyon Landfill Co/Browning-Ferris Industries Inc Ser 1992 (AMT)	6.875	11/01/27		5,916,720
10,000	California State Economic Recovery Ser 2004 A (a)	5.00	07/01/16		10,525,700
5,000	California Statewide Communities Development, John Muir Health Ser 2006 A	5.00	08/15/32		4,668,699
4,000	California Statewide Communities Development, Baptist University Ser 2007 A	5.40	11/01/27		3,632,360
5,000	California, Various Purpose Dtd 05/01/03	5.25	02/01/19		5,199,600
16,000	California, Various Purpose Dtd 11/01/06 (a)	4.50	10/01/36		14,180,160
6,000	Golden State Tobacco Securitization Corporation, Enhanced Asset Backed Ser 2005 A (AMBAC Insd)	5.00	06/01/29		5,665,740
4,000	Golden State Tobacco Securitization Corporation, Enhanced Asset Backed Ser 2007 A	5.75	06/01/47		3,285,200
8,000	Golden State Tobacco Securitization Corporation, Enhanced Asset Backed Ser 2007 A-1	5.125	06/01/47		5,905,759
4,000	Los Angeles Ser 2004 A (MBIA Insd)	5.00	09/01/24		4,111,680
4,000	Port of Oakland Ser 2002 L (AMT) (FGIC Insd)	5.00	11/01/32		3,600,200
3,720	San Diego County Water Authority Ser 2002 A COPs (MBIA Insd)	5.00	05/01/27		3,765,161
1,000	San Diego County, Burnham Institute for Medical Research Ser 2006 COPs	5.00	09/01/34		874,280
960	San Francisco City and County, Laguna Honda Hospital Ser 2008 R3 (AGC Insd) (a)	5.00	06/15/28		969,955
16,000	Silicon Valley Tobacco Securitization Authority Tobacco Settlement, Santa Clara Tobacco Securitization Corp Ser 2007	0.00	06/01/36		1,774,080
5,000	Tobacco Securitization Authority of Northern California, Sacramento County Tobacco Securitization Corporation Ser 2006 A-1	5.00	06/01/37		3,713,600
2,760	University of California Ser 2007-J (FSA Insd) (a)	4.50	05/15/31		2,676,145
2,240	University of California Ser 2007-J (FSA Insd) (a)	4.50	05/15/35		2,145,919

					94,770,428

	Colorado (2.9%)
1,750	Boulder County, University Corp for Atmospheric Research Ser 2002 (MBIA Insd)	5.375	09/01/18		1,840,773
1,750	Boulder County, University Corp for Atmospheric Research Ser 2002 (MBIA Insd)	5.375	09/01/21		1,822,555
2,000	Colorado Educational & Cultural Facilities Authority, Peak to Peak Charter School Refg & Impr Ser 2004 (XLCA Insd)	5.25	08/15/34		1,915,180
2,000	Colorado Health Facilities Authority, Adventist/Sunbelt Ser 2006 D	5.25	11/15/35		1,902,520
1,590	Denver Convention Center Hotel Authority Refg Ser 2006 (XLCA Insd)	5.00	12/01/30		1,362,535

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE		VALUE
265	Public Authority For Colorado Energy Ser 2008	6.25	11/15/28		259,016

					9,102,579

	Connecticut (1.4%)
5,000	Connecticut Housing Finance Authority, SubSer A-2 (AMT)	5.15	05/15/38		4,413,550

	Delaware (0.3%)
1,000	New Castle County, Newark Charter School Inc Ser 2006	5.00	09/01/36		823,520

	District of Columbia (1.8%)
6,000	District of Columbia Ballpark Ser 2006 B-1 (FGIC Insd)	5.00	02/01/31		5,513,940

	Florida (7.8%)
2,000	Broward County School Board Ser 2001 A COPs (FSA Insd)	5.00	07/01/26		1,995,220
3,500	Broward County Water & Sewer Utility Ser 2003 (MBIA Insd)	5.00	10/01/24		3,571,575
3,000	Highlands County Health Facilities Authority, Adventist Health/Sunbelt Ser 2006 C	5.25	11/15/36		2,863,800
3,300	Jacksonville Electric Authority, St Johns Power Park Refg Issue 2 Ser 17	5.00	10/01/18		3,433,419
1,500	Lee County Industrial Development Authority, Shell Point Village/ The Alliance Community for Retirement Living Inc, Ser 2006	5.125	11/15/36		1,218,030
3,000	South Miami Health Facilities Authority, Baptist Health South Florida Ser 2007 (a)	5.00	08/15/42		11,418,180

					24,500,224

	Georgia (3.9%)
3,000	Atlanta, Airport Ser 2004 J (FSA Insd)	5.00	01/01/34		2,949,000
6,000	Georgia State Road & Tollway Authority Ser 2004	5.00	10/01/22		6,198,840
3,000	Georgia State Road & Tollway Authority Ser 2004	5.00	10/01/23		3,084,420

					12,232,260

	Hawaii (6.1%)
8,000	Hawaii, 1992 Ser BZ	6.00	10/01/11		8,777,920
10,000	Honolulu City & County Ser 2003 A (MBIA Insd) (a)	5.25	03/01/26		10,266,750

					19,044,670

	Idaho (1.2%)
90	Idaho Housing Agency, 1992 Ser E (AMT)	6.75	07/01/12		91,668
835	Idaho Housing & Finance Association, 2000 Ser E (AMT)	6.00	01/01/32		858,104
2,600	Idaho Housing & Finance Association 2008 Ser A	5.25	07/15/23		2,787,382

					3,737,154

	Illinois (5.3%)
4,000	Chicago, O’ Hare Int’l Airport Third Lien Ser 2003 B-2 (AMT) (FSA Insd)	5.75	01/01/23		4,040,480
4,000	Cook County Ser 1992 C (FGIC Insd)	6.00	11/15/09		4,201,960
6,000	Illinois, First Ser 2002 (MBIA Insd)	5.375	07/01/20		6,339,600
2,000	Schaumburg Ser 2004 B (FGIC Insd)	5.25	12/01/34		2,020,220

					16,602,260

	Indiana (5.5%)
10,000	Indiana Bond Bank, Revolving Fund Ser 2001 A	5.00	02/01/23		10,251,000
6,000	Indiana Health & Educational Facility Financing Authority, Clarian Health Ser 2006 A	5.25	02/15/40		5,557,200
1,400	Marion County Convention & Recreational Facilities Authority, Refg Ser 2003 A (AMBAC Insd)	5.00	06/01/21		1,432,158

					17,240,358

	Kansas (0.8%)
3,000	University of Kansas Hospital Authority, KU Health Ser 2002	4.50	09/01/32		2,555,850

	Kentucky (1.6%)
5,000	Louisville & Jefferson County Metropolitan Sewer District, Ser 1999 A (FGIC Insd)	5.75	05/15/33		5,128,400

	Maryland (3.3%)
2,000	Baltimore County, Oak Crest Village Ser 2007 A	5.00	01/01/37		1,786,020
3,000	Maryland Health & Higher Educational Facilities Authority, King Farm Presbyterian Community 2006 Ser B	5.00	01/01/17		2,818,020
1,500	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical Ser 2002	6.00	07/01/12	(b)	1,657,185
2,000	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical Ser 2006 A	5.00	07/01/41		1,883,260
2,000	Northeast Maryland Waste Disposal Authority, Montgomery County Ser 2003 (AMT) (AMBAC Insd)	5.50	04/01/16		2,050,880

					10,195,365

	Michigan (4.8%)
6,000	Michigan Hospital Finance Authority, Henry Ford Health Refg Ser 2006 A	5.25	11/15/46		5,416,440
5,000	Michigan Strategic Fund, Detroit Edison Co Ser 2001 C (AMT)	5.65	09/01/29		4,628,800
3,000	Wayne County, Detroit Metropolitan Wayne County Airport Refg Ser 2002 D (AMT) (FGIC Insd)	5.50	12/01/17		2,994,120

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
1,855	Wayne State University, Refg Ser 2008 (FSA Insd)	5.00	11/15/25	1,905,957

				14,945,317

	Minnesota (0.6%)
2,000	Western Minnesota Municipal Power Agency, 2003 Ser A (MBIA Insd)	5.00	01/01/30	1,941,060

	Missouri (1.1%)
2,250	Gravois Bluffs Transportation Development District, Sales Tax Ser 2007	4.75	05/01/32	1,941,795
1,500	Missouri Health & Educational Facilities Authority, Lutheran Senior Services Ser 2005 A	5.375	02/01/35	1,350,750
180	Missouri Housing Development Commission, Homeownership Ser 2000 B-1 (AMT)	6.25	03/01/31	185,180

				3,477,725

	Montana (0.9%)
2,825	Montana Board of Housing, 2000 Ser B (AMT)	6.00	12/01/29	2,859,550

	Nevada (4.2%)
2,000	Clark County, Airport SubLien Ser 2004 A-1 (AMT) (FGIC Insd)	5.50	07/01/20	1,924,660
1,000	Clark County, Jet Aviation Fuel Tax Ser 2003 C (AMT) (AMBAC Insd)	5.375	07/01/19	973,010
1,100	Clark County, Jet Aviation Fuel Tax Ser 2003 C (AMT) (AMBAC Insd)	5.375	07/01/20	1,058,288
2,000	Clark County, Jet Aviation Fuel Tax Ser 2003 C (AMT) (AMBAC Insd)	5.375	07/01/22	1,887,560
5,345	Las Vegas Valley Water District, Water Impr Refg Ser 2003 A (FGIC Insd)	5.25	06/01/20	5,580,020
2,000	Reno, Renown Regional Medical Center Ser 2007 A	5.25	06/01/37	1,836,200

				13,259,738

	New Jersey (12.0%)
2,000	New Jersey Economic Development Authority, Cigarette Tax Ser 2004	5.75	06/15/29	1,879,680
1,565	New Jersey Housing Mortgage Finance Authority, Home Buyer Ser 2000 CC (AMT) (MBIA Insd)	5.875	10/01/31	1,604,125
5,000	New Jersey Transportation Trust Fund Authority, 1999 Ser A	5.75	06/15/20	5,645,950
12,000	New Jersey Turnpike Authority, Ser 2003 A (FGIC Insd) (c)	5.00	01/01/27	11,759,039
10,000	Passaic Valley Sewerage Commissioners Ser F (FGIC Insd)	5.00	12/01/20	10,038,300
5,000	Tobacco Settlement Financing Corporation Ser 2007-1 A	4.625	06/01/26	4,104,900
6,000	Tobacco Settlement Financing Corporation Ser 2007-1 B	0.00	06/01/41	445,320
2,000	University of Medicine & Dentistry Ser 2004 COPs (MBIA Insd)	5.25	06/15/23	2,014,940

				37,492,254

	New Mexico (1.0%)
3,000	Rio Rancho, Water & Wastewater Refg Ser 1999 (AMBAC Insd)	5.25	05/15/19	3,052,440

	New York (15.9%)
10,000	Metropolitan Transportation Authority, Transportation Refg Ser 2002 A (FGIC Insd)	5.00	11/15/25	9,907,900
5,000	Nassau County Tobacco Settlement Corporation Ser 2006 A-3	5.125	06/01/46	4,116,500
3,500	New York City Municipal Water Finance Authority Ser A-2003	5.375	06/15/19	3,706,290
18,000	New York City Municipal Water Finance Authority 2002 Ser B (a)	5.00	06/15/26	4,656,960
10,000	New York City Municipal Water Finance Authority 2004 Ser A	5.00	06/15/35	10,055,200
1,190	New York City Trust for Cultural Resources, Museum of Modern Art Refg Ser 2008 1A (a)	5.00	04/01/26	2,121,830
2,815	New York City Trust for Cultural Resources, Museum of Modern Art Refg Ser 2008 1A (a)	5.00	04/01/27	2,925,721
2,000	Seneca Nation of Indians Ser 2007 A (d)	5.00	12/01/23	1,720,960
5,000	Tobacco Settlement Financing Corporation, State Contingency Ser 2003 B-1C	5.50	06/01/17	5,162,150
5,000	Triborough Bridge & Tunnel Authority Refg 2002 E (MBIA Insd) (a)	5.25	11/15/22	5,199,575

				49,573,086

	North Carolina (1.5%)
4,500	Charlotte, Water & Sewer Ser 2001	5.125	06/01/26	4,609,215

	North Dakota (0.8%)
2,750	Ward County, Trinity Ser 2006	5.125	07/01/29	2,512,620

	Ohio (5.1%)
5,100	American Municipal Power — Ohio, Inc. Ser 2008 A (AGC Insd) (a)	5.25	02/15/33	5,141,769
5,370	Cuyahoga County, Cleveland Clinic Ser 2003 A	6.00	01/01/32	5,596,507
3,000	Lorain County, Catholic Healthcare Partners Ser 2001 A	5.625	10/01/17	3,127,410
2,000	Ohio State University, General Receipts Ser 2002 A	5.125	12/01/31	2,020,360

				15,886,046

	Oklahoma (0.4%)
1,500	Oklahoma Development Finance Authority, Great Plains Medical Center Ser 2007	5.125	12/01/36	1,285,905

	Pennsylvania (4.5%)
4,000	Allegheny County Redevelopment Authority, West Penn Allegheny Health Ser 2007 A (a)	5.375	11/15/40	3,189,869

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE		VALUE
10,000	Pennsylvania, First Ser 2003 (MBIA Insd) (a)	5.00		01/01/13	(b)	10,797,650

						13,987,519

	South Carolina (5.0%)
3,000	Charleston Educational Excellence Financing Corporation, Charleston County School District Ser 2005	5.25		12/01/29		3,028,860
70	Lexington County Health Services District, Lexmed Inc, Ser 2007 A	5.00		11/01/16		71,082
5,000	South Carolina Public Service Authority, Refg Ser 2002 D (FSA Insd)	5.00		01/01/20		5,145,150
7,000	South Carolina Public Service Authority, Refg Ser 2003 A (AMBAC Insd)	5.00		01/01/22		7,099,627
345	Richland County, Environmental Improvement, International Paper Company Ser 2007 A	4.60		09/01/12		335,054

						15,679,773

	Tennessee (3.1%)
2,000	Sullivan County Health Educational & Housing Facilities Board, Wellmont Health Ser 2006 C	5.25		09/01/36		1,775,200
8,000	Tennessee Energy Acquisition Corporation Ser 2006 A	5.25		09/01/19		7,794,480

						9,569,680

	Texas (21.3%)
2,000	Alliance Airport Authority, Federal Express Corp Refg Ser 2006 (AMT)	4.85		04/01/21		1,739,520
10,000	Austin, Water & Wastewater Rrfg Sec 2001 A & B (FSA Insd) (a)	5.125		05/15/27		10,070,680
5,100	Board of Regents of the University of Houston System Ser 2008 (FSA Insd) (a)	5.00		02/15/33		5,163,584
6,000	Houston, Airport Sub Lien Ser 2000 A (AMT) (FSA Insd)	5.875		07/01/17		6,202,560
5,000	Houston, Airport Sub Lien Ser 2000 A (AMT) (FSA Insd)	5.625		07/01/30		5,013,650
12,800	Houston, Combined Utility First Lien Refg 2004 Ser A (FGIC Insd)	5.25		05/15/23		12,983,808
2,375	Houston Independent School District Ser 2008 (PSF)	5.00		02/15/26		2,424,590
1,600	Humble Independent School District Ser 2008 A	5.00		02/15/25		1,636,528
2,350	Northside Independent School District, Bldg & Refg Ser 2001 (PSF)	5.00		02/15/26		2,368,307
8,600	North Texas Tollway Authority Refg First Tier Ser 2008 D	0.00		01/01/28		2,759,912
13,960	San Antonio, Water & Refg Ser 2001 (FGIC Insd)	5.00		05/15/26		13,877,636
2,000	Tarrant County Cultural Educational Facilities Finance Corp, Air Force Village II Inc Ser 2007	5.125		05/15/37		1,751,460
530	Taxas Municipal Gas Acquisition and Supply Corp. Ser 2008 D	6.25		12/15/26		502,816

						66,495,051

	Vermont (0.7%)
2,500	Vermont Economic Development Authority, Wake Robin Corp Ser 2006 A	5.375		05/01/36		2,060,400

	Virginia (1.5%)
2,000	Fairfax County Economic Development Authority, Goodwin House Inc Ser 2007	5.125		10/01/42		1,721,180
1,450	Henrico County Economic Development Authority, Residential Care Facility, Westminster Canterbury-Management Corp Ser 2006	5.00		10/01/27		1,319,863
1,750	Henrico County Economic Development Authority, Residential Care Facility, Westminster Canterbury-Management Corp Ser 2006	5.00		10/01/35		1,516,725

						4,557,768

	Washington (6.1%)
7,000	Energy Northwest, Columbia Refg Ser 2001 C (MBIA Insd)	5.75		07/01/18		7,472,429
5,000	Grant County Public Utility District #2, Electric Refg Ser 2001 H (FSA Insd)	5.375		01/01/18		5,210,850
4,010	Port of Seattle, Passenger Facility Ser 1998 A (MBIA Insd) (a)	5.00		12/01/23		4,020,226
2,500	Spokane School District #81 Ser 2005 (MBIA Insd)	0.00	(e)	06/01/23		2,505,875

						19,209,380

	Total Tax-Exempt Municipal Bonds (Cost $558,843,863)					531,615,478

NUMBER OF
SHARES (000)
	Short-Term Investment (f) (7.7%)
	Investment Company
24,038	Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio — Institutional Class (Cost $24,037,852)	24,037,852

	Total Investments (Cost $582,881,715)	555,653,330

PRINCIPAL
AMOUNT IN
THOUSANDS
	Floating Rate Note and Dealer Trust Obligations Related to Securities Held (-30.5%)
$(95,444)	Notes with interest rates ranging from 1.92% to 2.74% at July 31, 2008 and contractual maturities of collateral ranging from 01/01/13 to 08/15/42 (g) (Cost ($95,444,000))		(95,444,000)

	Total Net Investments (Cost $487,437,715) (h) (i)	147.2%	460,209,330

PRINCIPAL
AMOUNT IN
THOUSANDS
	Other Assets in Excess of Liabilities	4.7	14,836,034

	Preferred Shares of Beneficial Interest	(51.9)	(162,313,729)

	Net Assets Applicable to Common Shareholders	100.0%	$312,731,635

Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

AMT	Alternative Minimum Tax.

COPs	Certificates of Participation.

PSF	Texas Permanent School Fund Guarantee Program.

(a)	Underlying security related to inverse floater entered into by the Fund.

(b)	Prerefunded to call date shown.

(c)	A portion of this security has been physically segregated in connection with open futures contracts and open swap contracts in the amount of $2,064,202.

(d)	Resale is restricted to qualified institutional investors.

(e)	Security is a “Step-up” bond where the coupon increases on a predetermined future date.

(f)	The Fund invests in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio — Institutional Class .

(g)	Floating rate note obligations related to securities held — The Fund enters into transactions in which it transfers to Dealer Trusts (“Dealer Trusts”), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund enters into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At July 31, 2008, Fund investments with a value of $133,366,903 are held by the Dealer Trusts and serve as collateral for the $95,444,000 in floating rate note obligations outstanding at that date.

(h)	Securities have been designated as collateral in an amount equal to $233,250,552 in connection with open futures contracts and open swap contracts.

(i)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Bond Insurance:
AGC	Assured Guaranty Corporation.
AMBAC	AMBAC Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
FSA	Financial Security Assurance Inc.
MBIA	Municipal Bond Investors Assurance Corporation.
XLCA	XL Capital Assurance Inc.

Futures Contracts Open at July 31, 2008:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION/
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)

940	Long	U.S. Treasury Notes 10 Year August 2008	$107,938,442	$1,252,833

625	Long	Treasury Swap 5 Year, August 2008	67,412,113	231,563

87	Short	U.S. Treasury Bond 2 Year August 2008	(18,444,000)	(68,571)

299	Short	U.S. Treasury Notes 20 Year August 2008	(34,534,500)	(220,279)

549	Short	U.S. Treasury Notes 5 Year August 2008	(61,123,431)	(388,210)

1276	Short	Swap Futures 10 Year August 2008	(140,479,625)	(986,610)

		Net unrealized depreciation		$(179,275)

Interest Rate Swap Contracts Open at July 31, 2008:

					UNREALIZED
	NOTIONAL	PAYMENTS	PAYMENTS	TERMINATION	APPRECIATION
COUNTERPARTY	AMOUNT (000)	RECEIVED BY FUND	MADE BY FUND	DATE	(DEPRECIATION)

Bank of America N.A.	$5,239	Fixed Rate 5.58	Floating Rate 0.00@	February 28, 2018	$58,258

Bank of America N.A.	6,160	Fixed Rate 5.070	Floating Rate 0.00@	April 14, 2018	(48,356)

Bank of America N.A.	5,675	Fixed Rate 4.982	Floating Rate 0.00@	April 15, 2018	(62,312)

Bank of America N.A.	6,597	Floating Rate 0.00@	Fixed Rate 5.99	February 28, 2023	(84,046)

Bank of America N.A.	7,885	Floating Rate 0.00@	Fixed Rate 5.47	April 14, 2023	12,143

Bank of America N.A.	6,950	Floating Rate 0.00@	Fixed Rate 5.38	April 15, 2023	27,800

JPMorgan Chase Bank N.A.	22,080	Fixed Rate 5.385%	Floating Rate 0.00%@	February 14, 2018	94,061

JPMorgan Chase Bank N.A.	28,120	Floating Rate 0.00@	Fixed Rate 5.831	February 14, 2023	(235,364)

Merrill Lynch & Co.	7,575	Fixed Rate 5.00	Floating Rate 0.00@	April 15, 2018	(78,477)

Merrill Lynch & Co.	9,760	Floating Rate 0.00@	Fixed Rate 5.395	April 15, 2023	35,038

		Net unrealized depreciation			$(281,255)

@	Floating rate represents USD-3 months LIBOR.

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Quality Municipal Income Trust
/s/ Randy Takian
Randy Takian
Principal Executive Officer
September 18, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
September 18, 2008
/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 18, 2008

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